GOING CONCERN (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working capital deficiency	$ 22,897,132	$ 21,839,245
Net loss from continuing operations	1,013,957	2,547,354
Accumulated deficit	$ 62,782,131	$ 61,644,067	$ 59,017,191